Regulatory Assets, Liabilities, And Balancing Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Assets, Liabilities, And Balancing Accounts [Abstract]
Long-Term Regulatory Assets

	Balance at December 31,
(in millions)	2011	2010
Pension benefits	$2,899	$1,759
Deferred income taxes	1,444	1,250
Utility retained generation	613	666
Environmental compliance costs	520	450
Price risk management	339	424
Electromechanical meters	247	-
Unamortized loss, net of gain, on reacquired debt	163	181
Energy recovery bonds	-	735
Other	281	381

Total long-term regulatory assets	$6,506	$5,846

Long-Term Regulatory Liabilities

	Balance at December 31,
(in millions)	2011	2010
Cost of removal obligation	$3,460	$3,229

Recoveries in excess of ARO	611	600

Public purpose programs	499	573

Other	163	123

Total long-term regulatory liabilities	$4,733	$4,525

Current Regulatory Balancing Accounts, Net

	Receivable (Payable)
	Balance at December 31,
(in millions)	2011	2010

Utility generation	$241	$303

Distribution revenue adjustment mechanism	223	145

Public purpose programs	97	164

Hazardous substance	57	38

Gas fixed cost	16	56

Energy procurement	(48)	(25)

Energy recovery bonds	(105)	(34)

Other	227	202

Total regulatory balancing accounts, net	$708	$849